Equity Investments	12 Months Ended
Dec. 31, 2025
Equity Investments [Abstract]
EQUITY INVESTMENTS
9.	EQUITY INVESTMENTS

Equity investments accounted for using the equity method

As of December 31, 2025, the carrying value of the Group’s equity investments accounted for using the equity method were nil.

For the years ended December 31, 2023, 2024 and 2025, the Group recorded investment loss of nil, RMB0.4 million and RMB4.6 million in “Share of results of equity investees”, as a result of its proportionate share of equity investees’ net losses, respectively.

Equity investments accounted for using the measurement alternative

For the years ended December 31, 2025, the Group made investments in several non-listed companies where the Group has no significant influence over the investees. These investments were accounted for as equity investments using the measurement alternative because these investments do not have readily determinable fair value. For the year ended December 31, 2023, 2024 and 2025, the Group did not recognize an impairment loss for equity investments accounted for using the measurement alternative.